Goodwill and Other Intangibles - Schedule of Goodwill Carrying Value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Insurance Agency Acquisition
Goodwill [Roll Forward]
Balance at beginning of year	$ 2,995
Balance at end of year	8,726	$ 2,995
Banking Business Segment
Goodwill [Roll Forward]
Balance at beginning of year	557,635	298,611
Goodwill recorded during the year	0	259,024
Goodwill disposed of during the year	0	0
Balance at end of year	$ 557,635	$ 557,635